Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Derivative assets	£ 140	£ 171
Derivative liabilities	140	264
Financial assets	1,652	2,687
Other financial assets	77	65	£ 143
Marketable securities [member]
Disclosure of financial liabilities [line items]
Financial assets	8	10
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	77	65
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	140	171
Derivative liabilities	140	264
Level 2 of fair value hierarchy [member] | Marketable securities [member]
Disclosure of financial liabilities [line items]
Financial assets	8	10
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	£ 77	£ 65	£ 143